UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                  February 28, 2006 to March 27, 2006

        Commission File Number of issuing entity:  333-127620-16

                          GSAMP Trust 2006-HE1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-127620

                    GS Mortgage Securities Corp.
         (Exact name of depositor as specified in its Charter)

                  Goldman Sachs Mortgage Company
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Pooling Tier REMIC 1 61-1500317
                  Pooling Tier REMIC 2 38-3734272
                     Lower-Tier REMIC 37-1521769
                     Upper-Tier REMIC 36-4586507
                      Class B-1 REMIC 35-2268490
                      Class B-2 REMIC 61-1500316
                      Class B-3 REMIC 30-0354338
                       Class X REMIC 32-0171264
                 (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 902-1000

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2A          [ ]             [ ]             [X]        Not Applicable
Class A-2B          [ ]             [ ]             [X]        Not Applicable
Class A-2C          [ ]             [ ]             [X]        Not Applicable
Class A-2D          [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class R             [ ]             [ ]             [X]        Not Applicable
Class RC            [ ]             [ ]             [X]        Not Applicable
Class RX            [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On the March 2006 Distribution date, a distribution was made to the holders of GSAMP Trust 2006-HE1 as of the related record date. See Monthly Distribution Date
         Statement referenced in Item 9.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         The Class B-1, Class B-2, Class B-3, Class X and Class P (the "Private Certificates") were sold to Goldman, Sachs & Co. on February 17, 2006 in a transaction exempt from registration under the Securities Act of 1933, as amended pursuant to Section 4(2) of that Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to holders of GS
                Mortgage Securities Corp., GSAMP Trust 2006-HE1,
                Mortgage Pass-Through Certificates, Series 2006-HE1, relating to the March 2006 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           GS Mortgage Securities Corp.
                                           (Depositor)


                                           /s/ Michelle Gill
                                           Name: Michelle Gill
                                           Title:  Vice President

     Date:  April 7, 2006


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders of GS Mortgage
   Securities Corp., GSAMP Trust 2006-HE1, Mortgage Pass-Through
   Certificates, Series 2006-HE1, relating to the March 2006 distribution.